Note 12 - Share-based Payments (Details Textual) $ in Thousands	3 Months Ended																							12 Months Ended
	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($) [1]
Statement Line Items [Line Items]
Expense from cash-settled share-based payment transactions	$ 422	$ 4	$ 53	$ 165	$ 27	$ (9)	$ 280	$ 274	$ 25	$ (57)	$ 367	$ 51	$ 243	$ 31	$ 152	$ 236	$ 231	$ 762	$ 184	$ 283	$ 36	$ 9	$ 361	$ 201	$ 463	[1]	$ 609	[1]	$ 477	[1]	$ 1,413	[1]	$ 689
Expense from equity-settled share-based payment transactions	$ 279	$ 305	$ 201	76	$ 233	$ 221	$ 110	$ 308	$ 94	$ (0)	$ 82													1,054	640	[1]	484	[1]	(0)	[1]	(0)	[1]	$ (0)
Increase (decrease) through exercise of options, equity																								37					$ 165		$ 30
Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Liabilities from share-based payment transactions				$ 1,294																				1,045	1,294
Expense from cash-settled share-based payment transactions																								201	463		609
Value of other equity instruments exercised or vested in share-based payment arrangement, share capital																								83	351		804
Performance share units (PSUs) [member] | Production costs [Member]
Statement Line Items [Line Items]
Expense from share-based payment transactions																								$ 324	$ 660		853
Performance share units (PSUs) [member] | Bottom of range [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments																								1
Performance probability																								28.00%	93.00%
Performance share units (PSUs) [member] | Top of range [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments																								3
Performance probability																								110.00%	100.00%
Equity-settled performance units (EPUs) [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments																								3
Performance probability																									100.00%
Expense from equity-settled share-based payment transactions																								$ 652	$ 640		417
Equity-settled performance units (EPUs) [member] | Production costs [Member]
Statement Line Items [Line Items]
Expense from share-based payment transactions																								$ 110	0		0
Equity-settled performance units (EPUs) [member] | Bottom of range [member]
Statement Line Items [Line Items]
Performance probability																								42.00%
Equity-settled performance units (EPUs) [member] | Top of range [member]
Statement Line Items [Line Items]
Performance probability																								105.00%
Equity settlement restricted share units [member]
Statement Line Items [Line Items]
Expense from equity-settled share-based payment transactions																								$ 402	0		0
Value from equity settled sharebased compensation tax portion recognised in equity																								220
Share option programs [member]
Statement Line Items [Line Items]
Expense from equity-settled share-based payment transactions																								$ 0	$ 0		$ 67
Option life, share options granted																								10
Share-based compensation arrangement, percentage of outstanding stock maximum																								10.00%
Number of share options outstanding in share-based payment arrangement				20,000																				10,000	20,000
Increase (decrease) through exercise of options, equity																								$ 37

[1]	Refer to note 41.